ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
As at December 31	2021	2020
Trade accounts receivable	$9,941	$2,752
Allowance for doubtful accounts	(37)	(169)
Net trade accounts receivable	9,904	2,583
Other receivables	3,195	976
Accounts receivable	$13,099	$3,559